Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

YieldMaxTM Short TSLA Option Income Strategy ETF (CRSH)

YieldMaxTM Short Innovation Option Income Strategy ETF (OARD)

YieldMaxTM Short NVDA Option Income Strategy ETF (DIPS)

YieldMaxTM Short COIN Option Income Strategy ETF (FIAT)

YieldMaxTM Short AAPL Option Income Strategy ETF (ROTN)

(the “Funds”)

listed on NYSE Arca, Inc.

June 28, 2024

Supplement to the Summary Prospectus, Prospectus
and Statement of Additional Information (“SAI”),
each dated March 7, 2024

Effective immediately, all references to Mick Brokaw in each Summary Prospectus, Prospectus and SAI are deleted in their entirety.

Please retain this Supplement for future reference.